Deferred revenue - Composition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2019 CNY (¥)
Deferred revenue
Current portion	¥ 458,262		¥ 449,359		$ 72,289
Non-current portion	2,473,549		2,392,906		390,193
Total current and non-current deferred revenue	2,931,811		2,842,265		462,482
Revenue expected to be recognized in 2023	348,206	$ 54,928
Revenue expected to be recognized in 2024	230,019	36,285
Revenue expected to be recognized in 2025	228,228	36,002
Revenue expected to be recognized in 2026 and thereafter	2,015,302	317,906
Payments made by customers prior to completion of cord blood processing services
Deferred revenue
Total current and non-current deferred revenue	110,056		124,346		17,361
Credited to income from prior year's balance	78,350	12,359
Prior year's deferred revenue balance reclassified as unearned storage fees	45,996	7,256
Unearned storage fees
Deferred revenue
Total current and non-current deferred revenue	2,821,755		2,717,919	¥ 2,593,007	$ 445,121	$ 428,741	¥ 2,384,676
Credited to income from prior year's balance	¥ 325,013	$ 51,270	¥ 303,245	¥ 276,234